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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                            Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                    Pioneer Select Equity Fund
           Schedule of Investments  8/31/07 (unaudited)

Shares                                                      Value
        COMMON STOCKS - 101.5 %
        Energy - 5.9 %
        Integrated Oil & Gas - 5.9 %
220     Suncor Energy, Inc.                                $19,666
370     USX-Marathon Group, Inc.                            19,939
                                                           $39,605
        Total Energy                                       $39,605
        Capital Goods - 12.2 %
        Aerospace & Defense - 12.2 %
200     Boeing Co.                                         $19,340
650     Honeywell International, Inc.                       36,498
350     United Technologies Corp.                           26,121
                                                           $81,959
        Total Capital Goods                                $81,959
        Retailing - 5.2 %
        Apparel Retail - 3.1 %
680     TJX Companies, Inc.                                $20,733
        Department Stores - 2.1 %
100     Sears Holdings Corp. * (b)                         $14,356
        Total Retailing                                    $35,089
        Food & Drug Retailing - 2.9 %
        Food Retail - 2.9 %
940     Winn-Dixie Stores, Inc. *                          $19,674
        Total Food & Drug Retailing                        $19,674
        Health Care Equipment & Services - 2.2 %
        Health Care Equipment - 2.2 %
275     Medtronic, Inc.                                    $14,531
        Total Health Care Equipment & Services             $14,531
        Pharmaceuticals & Biotechnology - 18.9 %
        Biotechnology - 8.4 %
630     Cubist Pharmaceuticals, Inc. * (b)                 $14,414
400     Gilead Sciences, Inc. *                             14,548
700     Vertex Pharmaceuticals, Inc. *                      27,272
                                                           $56,234
        Pharmaceuticals - 10.5 %
1,000   Bristol-Myers Squibb Co.                           $29,150
350     Eli Lilly & Co.                                     20,073
490     Teva Pharmaceutical Industries, Ltd.                21,070
                                                           $70,293
        Total Pharmaceuticals & Biotechnology              $126,527
        Diversified Financials - 15.6 %
        Consumer Finance - 2.6 %
300     American Express Co.                               $17,586
        Investment Banking & Brokerage - 4.8 %
435     Merrill Lynch & Co., Inc.                          $32,060
        Diversified Financial Services - 8.2 %
505     Citigroup, Inc.                                    $23,674
700     J.P. Morgan Chase & Co. (b)                         31,164
                                                           $54,838
        Total Diversified Financials                       $104,484
        Software & Services - 1.1 %
        Systems Software - 1.1 %
350     Oracle Corp. *                                     $ 7,098
        Total Software & Services                          $ 7,098
        Technology Hardware & Equipment - 20.4 %
        Communications Equipment - 19.9 %
1,030   Cisco Systems, Inc. *                              $32,878
1,325   Corning, Inc. *                                     30,965
775     Juniper Networks, Inc. *                            25,513
950     Nokia Corp. (A.D.R.)                                31,236
320     Qualcomm, Inc.                                      12,765
                                                           $133,357
        Computer Hardware - 0.5 %
25      Apple, Inc. *                                      $ 3,462
        Total Technology Hardware & Equipment              $136,819
        Semiconductors - 17.0 %
        Semiconductors - 17.0 %
870     Broadcom Corp. *                                   $30,015
1,415   Intel Corp.                                         36,436
2,427   Taiwan Semiconductor Manufacturing Co. (A.D.R.)     24,076
675     Texas Instruments, Inc.                             23,112
                                                           $113,639
        Total Semiconductors                               $113,639
        TOTAL COMMON STOCKS
        (Cost  $570,301)                                   $679,425

        TEMPORARY CASH INVESTMENT - 9.1%
        Security Lending Collateral - 9.1 %
60,603  Securities Lending Investment Fund, 5.33%          $60,603
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $60,603)                                    $60,603
        TOTAL INVESTMENT IN SECURITIES - 110.6%
        (Cost  $630,904)(a)                                $740,028
        OTHER ASSETS AND LIABILITIES - (10.6)%             $(70,905)
        TOTAL NET ASSETS - 100.0%                          $669,123

*       Non-income producing security.

(A.D.R.)American Depositary Receipt.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $630,904 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost    $112,106

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value     (2,982)

        Net unrealized gain                                $109,124

(b)     At August 31, 2007, the following securities were out on loan:

Shares                       Security                       Value
624     Cubist Pharmaceuticals, Inc. *                     $14,277
693     J.P. Morgan Chase & Co.                             30,852
99      Sears Holdings Corp. *                              14,212
        Total                                              $59,341



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.